Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2011 Predecessor	Sep. 28, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities
Net income	$ 162,000	$ (869,000)	$ 1,304,000	$ 4,173,000	$ 4,627,000
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Depreciation and amortization expense	209,000	211,000	70,000	211,000	283,000
Amortization of deferred finance costs	31,000	31,000
Stock-based compensation	28,000	530,000
Amortization of Seller note discount	131,000	128,000
Amortization of other imputed interest		26,000
Amortization of senior note discount	58,000	58,000
Deferred income tax benefit	(22,000)	(190,000)
Changes in operating assets and liabilities:
Accounts receivable	(233,000)	(2,191,000)	(65,000)	(183,000)	2,872,000
Prepaid expenses	56,000	323,000	399,000	220,000	(1,042,000)
Other assets	(73,000)	(94,000)		(32,000)
Accounts payable and accrued expenses	(32,000)	(423,000)	229,000	213,000	523,000
Due to affiliates		(164,000)
Advance payable					1,500,000
Royalty advances	(99,000)	516,000	(762,000)	(2,270,000)	(17,000)
Other liabilities	73,000	49,000
Net cash provided by (used in) operating activities	289,000	(2,059,000)	1,175,000	2,332,000	8,746,000
Cash flows from investing activities
Acquisition of Isaac Mizrahi Trademarks & related intangible property and tangible property and equipment		(10,174,000)
Purchase of property and equipment	(44,000)	(142,000)			(76,000)
Increase in long term security deposit	(175,000)
Reduction of restricted cash	175,000	(175,000)
Payment of assumed obligation of Seller		(1,500,000)
Net cash used in investing activities	(44,000)	(11,991,000)			(76,000)
Cash flows from financing activities
Proceeds from term loan		13,500,000
Proceeds from sale of common stock and warrants		4,305,000
Proceeds from exercise of warrants		1,000
Deferred finance costs		(472,000)
Member distributions			(1,136,000)	(2,147,000)	(8,997,000)
Payment of expenses related to equity & recapitalization	(2,000)	(562,000)
Repayment of installment debt obligation	(11,000)
Repayment of lease obligation	(4,000)	(4,000)
Net cash (used in) provided by financing activities	(17,000)	16,768,000	(1,136,000)	(2,147,000)	(8,997,000)
Net increase (decrease) in cash and cash equivalents	228,000	2,718,000	39,000	185,000	(327,000)
Cash and cash equivalents, beginning of period	2,718,000		46,000	46,000	373,000
Cash and cash equivalents, end of period	2,946,000	2,718,000	85,000	231,000	46,000
Supplemental disclosure of non-cash information
Value of common stock issued to Sellers as partial consideration in the acquisition of Isaac Mizrahi Business		9,215,000
Warrants issued to Licensee to satisfy payables	23,000
Value of common stock issued to Earthbound as partial consideration in the acquisition of Isaac Mizrahi Business		3,155,000
Forfeiture of employee stock grants previously capitalized	(2,000)
Issuance of Seller Notes as partial consideration in the acquisition of Isaac Mizrahi Business (net of debt discount - see Note 5)		5,637,000
Value of Warrants to purchase 364,428 of common stock for $.01 per share issued to Noteholders		1,214,000
Contingent equity pay-out relating to acquisition of Isaac Mizrahi Business		15,000,000
Contingent obligations relating to acquisition of Isaac Mizrahi Business		2,765,000
Assumed Other Long Term liabilities as partial consideration of the Isaac Mizrahi Business		1,132,000
Deferred tax liability relating to the net tax effect of the excess book value over tax basis of acquired intangible asset		9,615,000
Deferred tax liability relating to the net tax effect of the Seller Note discount amount		635,000
Value of equipment and software received from Earthbound		71,000
Assumed capitalized lease obligation		24,000
Supplemental disclosure of cash flow information,
Cash paid during the period for income taxes
Cash paid during the period for interest	$ 316,000	$ 129,000		$ 175,000	$ 222,000